OFFSETTING ASSETS AND LIABILITIES - Offsetting of Liabilties (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Offsetting Liabilities [Line Items]
Gross Amount Of Recognized Liabilties	$ 3,628,813	$ 3,468,764
Gross Amount Of Liabilties Offset In The Balance Sheet	0	0
Net Amount Of Liabilities Presented In The Balance Sheet	3,628,813	3,468,764
Gross Amount Of Financial Instruments Posted Not Offset in Balance Sheet	(3,536,757)	(3,382,255)
Gross Amounts Of Cash Posted Not Offset In Balance Sheet	(78,874)	(83,547)
Net Amount Of Liabilities	5,452	2,962
Repurchase Agreement [Member]
Offsetting Liabilities [Line Items]
Gross Amount Of Recognized Liabilties	3,595,586	3,448,106
Gross Amount Of Liabilties Offset In The Balance Sheet	0	0
Net Amount Of Liabilities Presented In The Balance Sheet	3,595,586	3,448,106
Gross Amount Of Financial Instruments Posted Not Offset in Balance Sheet	(3,536,757)	(3,382,255)
Gross Amounts Of Cash Posted Not Offset In Balance Sheet	(58,829)	(65,851)
Net Amount Of Liabilities	0	0
Swap [Member]
Offsetting Liabilities [Line Items]
Gross Amount Of Recognized Liabilties	24,711	20,146
Gross Amount Of Liabilties Offset In The Balance Sheet	0	0
Net Amount Of Liabilities Presented In The Balance Sheet	24,711	20,146
Gross Amount Of Financial Instruments Posted Not Offset in Balance Sheet	0	0
Gross Amounts Of Cash Posted Not Offset In Balance Sheet	(19,761)	(17,450)
Net Amount Of Liabilities	4,950	2,696
TBA securities [Member]
Offsetting Liabilities [Line Items]
Gross Amount Of Recognized Liabilties	786	512
Gross Amount Of Liabilties Offset In The Balance Sheet	0	0
Net Amount Of Liabilities Presented In The Balance Sheet	786	512
Gross Amount Of Financial Instruments Posted Not Offset in Balance Sheet	0	0
Gross Amounts Of Cash Posted Not Offset In Balance Sheet	(284)	(246)
Net Amount Of Liabilities	502	$ 266
Payer Swaption [Member]
Offsetting Liabilities [Line Items]
Gross Amount Of Recognized Liabilties	7,730
Gross Amount Of Liabilties Offset In The Balance Sheet	0
Net Amount Of Liabilities Presented In The Balance Sheet	7,730
Gross Amount Of Financial Instruments Posted Not Offset in Balance Sheet	0
Gross Amounts Of Cash Posted Not Offset In Balance Sheet	0
Net Amount Of Liabilities	$ 0